Trade Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense	$ 2,000,000		$ 2,000,000
Number of customers | Customer	0	0	0
Receivables sold without recourse	$ 48,000,000	$ 49,000,000
Factoring transactions	$ 195,000,000	$ 204,000,000
Financial cost of factored amount			$ 2,000,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of companies in consolidated net revenues	10.00%	10.00%	10.00%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense		$ 1,000,000
Financial cost of factored amount	$ 1,000,000	$ 1,000,000